Invested assets and net new money (Detail 1) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Fund assets managed by UBS	$ 419	$ 397
Discretionary assets	1,705	1,459
Other invested assets	2,472	2,331
Total invested assets	4,596	4,187	$ 3,607
of which: double counts	356	311
Net new money	159	127
UBS AG
Entity [Table]
Fund assets managed by UBS	419	397
Discretionary assets	1,705	1,459
Other invested assets	2,472	2,331
Total invested assets	4,596	4,187	$ 3,607
of which: double counts	356	311
Net new money	$ 159	$ 127